Segmental information	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segmental information
3. Segmental information
Our management structure is based on product groups (PG) together with global support functions whose leaders make up the Executive Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM) and is responsible for allocating resources and assessing performance of the operating segments. The CODM’s primary measure of profit is underlying EBITDA (as defined on page 37).
Our reportable segments are as follows:

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting and recycling.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and licencing of extraction technologies.
Minerals	Includes mining and processing of borates, titanium dioxide feedstock and iron concentrate and pellets from the Iron Ore Company of Canada. Also includes diamond mining, sorting and marketing and development projects for battery materials, such as lithium.
Management responsibility for the Simandou iron ore project in Guinea ('Simandou') during the build phase of the project falls under the Chief Technical Officer and, therefore, is included in "Other Operations", which is below reportable segments in our segmental analysis.
3. Segmental information (continued)

	2024			2023
Six months ended 30 June	Segmental revenue(a) US$m	Underlying EBITDA(b) US$m	Capital expenditure(c) US$m	Segmental revenue(a) US$m	Underlying EBITDA(b) US$m	Capital expenditure(c) US$m
Iron Ore	15,206	8,807	1,258	15,600	9,792	1,094
Aluminium	6,486	1,577	705	6,263	1,140	597
Copper	4,408	1,804	970	3,487	1,082	917
Minerals	2,738	687	271	2,889	689	304
Reportable segments total	28,838	12,875	3,204	28,239	12,703	2,912
Other operations	49	85	754	97	(395)	32
Inter-segment transactions	(107)	10		(154)	(17)
Share of equity accounted units(d)	(1,978)			(1,515)
Central pension costs, share-based payments, insurance and derivatives		(158)			167
Restructuring, project and one-off costs		(111)			(84)
Central costs		(494)			(512)
Central exploration and evaluation expenditures		(114)			(134)
Proceeds from disposal of property, plant and equipment			17			8
Other items			43			49
Consolidated sales revenue	26,802			26,667
Purchases of property, plant and equipment and intangible assets			4,018			3,001
Underlying EBITDA		12,093			11,728
(a)Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units in proportion to our equity interest (after adjusting for sales to/from subsidiaries). Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
(b)Underlying EBITDA (calculated on page 37) is reported to provide greater understanding of the underlying business performance of Rio Tinto's operations.
(c)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations.
(d)Consolidated sales revenue includes subsidiary sales of US$121 million (30 June 2023: US$21 million) to equity accounted units which are not included in segmental revenue. Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$2,099 million (30 June 2023: US$1,536 million) which are not included in consolidated sales revenue.
3. Segmental information (continued)

Reconciliation of profit after tax to underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items which do not reflect the underlying performance of our reportable segments.
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance. The following items are excluded from profit after tax in arriving at underlying EBITDA in each period irrespective of materiality:
–Depreciation and amortisation in subsidiaries, excluding capitalised depreciation;
–Depreciation and amortisation in equity accounted units;
–Taxation and finance items in subsidiaries;
–Taxation and finance items in equity accounted units;
–Unrealised gains/(losses) on embedded derivatives not qualifying for hedge accounting;
–Net gains/(losses) on disposal of interests in subsidiaries;
–Impairment charges net of reversals;
–The underlying EBITDA of discontinued operations;
–Adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgmental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. For the periods ended 30 June 2024 and 30 June 2023, there were no items in this category.

Six months ended 30 June	2024 US$m	2023 US$m
Profit after tax for the period	5,890	4,947
Taxation	2,225	1,983
Profit before taxation	8,115	6,930
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation(a)	2,719	2,405
Depreciation and amortisation in equity accounted units	275	238
Finance items in subsidiaries	566	748
Taxation and finance items in equity accounted units	483	373
Gains on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	(3)	(112)
Net impairment (reversals)/charges(b)	(18)	1,175
Change in closure estimates (non-operating and fully impaired sites)(c)	(44)	(29)
Underlying EBITDA	12,093	11,728
(a)Depreciation and amortisation in subsidiaries for the period ended 30 June 2024 is net of capitalised depreciation of US$102 million (30 June 2023: US$80 million).
(b)Refer to note 5 for allocation of net impairment (reversals)/charges between consolidated amounts and share of profit in EAUs.
(c)For the period ended 30 June 2024, the credit to the income statement relates to the impact of a change in discount rate, expressed in real-terms, from 2.0% to 2.5% (30 June 2023: from 1.5% to 2.0%) as applied to provisions for close-down, restoration and environmental liabilities at legacy sites where the environmental damage preceded ownership by Rio Tinto.